OTHER ACCOUNTS PAYABLE (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Accounts Payable [Line Items]
Accrued expenses	$ 403	$ 896
Employees	176	359
Accounts Payable, Other, Current	$ 579	$ 1,255